S000084917 [Member] Average Annual Total Returns	12 Months Ended		48 Months Ended		60 Months Ended		120 Months Ended		130 Months Ended
	Dec. 31, 2025		Dec. 31, 2025	[2],[3]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
MSCI Emerging Markets Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.74%	[1]	7.70%		6.76%	[1]	7.96%	[1]	5.07%	[1],[4]
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	[1],[5]	6.25%		4.20%	[1]	8.42%	[1]	5.84%	[1],[4]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	41.90%				9.00%		9.60%		6.77%	[4]
Performance Inception Date									Feb. 22, 2015
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	39.64%				7.71%		4.92%		6.19%	[4]
Performance Inception Date									Feb. 22, 2015
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.32%				6.75%		7.72%		5.33%	[4]
Performance Inception Date									Feb. 22, 2015

[1]	Index returns shown are net of withholding taxes.
[2]	Inception for the Institutional Shares is December 29, 2021.
[3]	Index returns shown are net of withholding taxes.
[4]	Inception for the Institutional Shares is February 22, 2015.
[5]	Index returns shown are net of withholding taxes.